Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
Additional tax benefit	$ 18.2
Percentage of LIFO Inventory	50.00%